UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21935

SPECIAL VALUE CONTINUATION PARTNERS, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE CONTINUATION PARTNERS, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2009

Date of reporting period: MARCH 31, 2009

 ITEM 1.            SCHEDULE OF INVESTMENTS.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)
March 31, 2009

Showing Percentage of Total Cash and Investments of the Partnership

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (56.49%)
Bank Debt (36.97%) (1)
Communications Equipment Manufacturing (4.34%)
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14
(Acquired 12/13/07, Amortized Cost $18,649,294)	$19,839,674	$14,641,680	4.34%

Computer and Peripheral Equipment Manufacturing (0.19%)
Palm, Inc., Tranche B Term Loan, LIBOR + 3.5%, due 4/24/14
(Acquired 5/24/07, Amortized Cost $1,184,611)	$1,316,234	644,955	0.19%

Data Processing, Hosting, and Related Services (10.59%)
GXS Worldwide, Inc., 1st Lien Term Loan, LIBOR + 5.75%, due 3/31/13
(Acquired 10/12/07, Amortized Cost $9,010,152) (4)	$9,194,033	7,079,405	2.10%
GXS Worldwide, Inc., 2nd Lien Term Loan, LIBOR + 10.25%, due 9/30/13
(Acquired 10/12/07, Amortized Cost $14,379,238) (4)	$14,598,211	11,021,649	3.27%
Terremark Worldwide, Inc., 1st Lien Term Loan, LIBOR + 3.75%, due 7/31/12
(Acquired 8/1/07, Amortized Cost $5,631,130) (4)	$5,631,130	4,552,769	1.35%
Terremark Worldwide, Inc., 2nd Lien Term Loan, LIBOR + 3.25% cash + 4.5% PIK, due 1/31/13
(Acquired 8/1/07, Amortized Cost $14,819,686) (4)	$14,901,563	13,064,945	3.87%
Total Data Processing, Hosting, and Related Services		35,718,768

Electric Power Generation, Transmission and Distribution (0.07%)
La Paloma Generating Company Residual Bank Debt
(Acquired 2/2/05, 3/18/05, and 5/6/05, Cost $1,885,234) (3)	$23,218,324	229,161	0.07%

Motor Vehicle Manufacturing (1.38%)
General Motors Corporation, Revolver, LIBOR + 2.50%, due 7/20/11
(Acquired 9/27/07, 11/27/07, and 12/14/07 Amortized Cost $13,667,603)	$15,000,000	4,648,853	1.38%

Offices of Real Estate Agents and Brokers (1.04%)
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13
(Acquired 6/28/07, 7/9/07 and 7/13/07, Amortized Cost $9,720,000)	$13,000,000	3,510,000	1.04%

Other Electrical Equipment and Component Manufacturing (2.10%)
EaglePicher Corporation, 1st Lien Tranche B Term Loan, LIBOR + 4.5%, due 12/31/12
(Acquired 12/31/07, Amortized Cost $7,887,625) (2), (4)	$7,887,625	7,079,144	2.10%

Radio and Television Broadcasting (0.11%)
Newport Television LLC, Term Loan B, LIBOR + 5%, due 9/14/16
(Acquired 5/1/08 and 5/29/08, Amortized Cost $681,770)	$749,198	297,806	0.09%
High Plains Broadcasting Operating Company, Term Loan, LIBOR + 5%, due 9/14/16
(Acquired 9/15/08, Amortized Cost $180,370)	$198,208	78,788	0.02%
Total Radio and Television Broadcasting		376,594

Satellite Telecommunications (8.62%)
WildBlue Communications, Inc., 1st Lien Delayed Draw Term Loan, LIBOR + 4% Cash
+ 2.5% PIK, due 12/31/09
(Acquired 9/29/06, Amortized Cost $13,841,169) (4)	$13,774,748	13,086,011	3.88%
WildBlue Communications, Inc., 2nd Lien Delayed Draw Term Loan, LIBOR + 8.5% Cash
+ 7.25% PIK, due 8/15/11
(Acquired 9/29/06, Amortized Cost $17,457,913) (4)	$17,870,204	15,981,323	4.74%
Total Satellite Telecommunications		29,067,334

Semiconductor and Other Electronic Component Manufacturing (3.33%)
Celerity, Inc., Senior Secured Notes, LIBOR + 12%, due 11/30/09
(Acquired 4/15/08 , Amortized Cost $21,650,419) (3)	$21,687,540	10,864,440	3.22%
Celerity, Inc., Senior Second Lien Secured Convertible Notes, 12% PIK, due 12/31/09
(Acquired 4/15/08, Amortized Cost $7,316,697) (3)	$7,316,697	365,835	0.11%
Total Semiconductor and Other Electronic Component Manufacturing		11,230,275

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Continued) (Unaudited)
March 31, 2009

Showing Percentage of Total Cash and Investments of the Partnership

		Fair	Percent of Cash
Investment	Principal Amount	Value	and Investments

Debt Investments (continued)
Telecom Wireline (5.20%)
Cavalier Telephone Corporation, Senior Secured 1st Lien Term Loan
6.25 Cash + 1% PIK, due 12/31/12
(Acquired 4/24/08, Amortized Cost $703,006)	$899,616	$267,636	0.08%
Integra Telecom, Inc., 2nd Lien Term Loan, LIBOR + 7%, due 2/28/14
(Acquired 9/05/07, Amortized Cost $3,360,000)	$3,500,000	1,446,813	0.43%
Integra Telecom, Inc., Term Loan, LIBOR + 10% PIK, due 8/31/14
(Acquired 9/05/07, Amortized Cost $4,896,458)	$4,896,458	871,569	0.26%
Interstate Fibernet, Inc., 1st Lien Term Loan, LIBOR + 4%, due 7/31/13
(Acquired 8/01/07, Amortized Cost $10,968,015) (2), (4)	$11,278,165	6,919,154	2.05%
Interstate Fibernet, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 7/31/14
(Acquired 7/31/07, Amortized Cost $8,281,636) (2), (4)	$8,281,636	6,741,252	2.00%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%, due 2/16/17
(Acquired 8/29/07, and 11/29/07 Amortized Cost $2,111,865) - (Netherlands) (9), (4)	€1,538,600	1,273,134	0.38%
Total Telecom Wireline		17,519,558

Total Bank Debt (Cost $188,283,891)		124,666,322

Other Corporate Debt Securities (19.52%)

Architectural, Engineering, and Related Services (1.75%)
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK due 3/31/15 (2), (4)		5,897,951	1.75%

Couriers and Express Delivery Services ( 0.03%)
Federal Express, Fixed Rate Notes, 5.5%, due 8/15/09	$100,000	101,101	0.03%

Data Processing, Hosting, and Related Services (2.47%)
Anacomp, Inc., Promissory Note, LIBOR + 6.5% PIK, due 8/31/09 (2), (10)		1,141,824	0.34%
Anacomp, Inc., Senior Secured Subordinated Notes, 14% PIK, due 3/12/13 (2), (10)		7,198,113	2.13%
Total Data Processing, Hosting, and Related Services		8,339,937

Depository Credit Intermediation ( 0.06%)
Citigroup FNDG, Floating Note, LIBOR, Due 4/23/09	$100,000	99,471	0.03%
Wells Fargo & Company, Senior Unsecured Notes, 3.55175%, due 5/1/09	$100,000	103,293	0.03%
Total Depository Credit Intermediation		202,764

Grocery Stores (0.85%)
Kroger Co, 7.25% Notes, due 6/01/2009	$200,000	201,048	0.06%
Safeway Inc Sr Unsecured Notes, 7.5%, due 9/15/09	$2,600,000	2,651,116	0.79%
Total Grocery Stores		2,852,164

Industrial Machinery Manufacturing (1.97%)
GSI Group Corporation, Senior Notes, 11%, due 8/20/13
(Acquired 8/20/08, Amortized Cost $ 6,738,771) (5)	$7,778,000	6,642,412	1.97%

Management, Scientific, and Technical Consulting Services ( 0.03%)
IBM, Senior Unsecured Notes, 4.25%, due 9/15/09	$100,000	101,510	0.03%

Nondepository Credit Intermediation ( 0.15%)
American Express, Senior Unsecured Notes, 4.75%, due 6/17/09	$100,000	100,171	0.03%
Fannie Mae, Notes, 5.125%, due 7/13/09	$100,000	101,051	0.03%
Federal Farm Credit Bank, Fixed Notes, 5.25%, due 8/3/09	$100,000	101,298	0.03%
Federal Home Loan Bank, Notes, 4.75%, due 4/24/09	$100,000	100,220	0.03%
Freddie Mac, Notes,3.375%, due 4/15/09	$100,000	100,080	0.03%
Total Nondepository Credit Intermediation		502,820

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Continued) (Unaudited)
March 31, 2009

Showing Percentage of Total Cash and Investments of the Partnership

	Principal Amount	Fair	Percent of Cash
Investment	or Shares	Value	and Investments

Debt Investments (continued)
Other General Merchandise Stores ( 0.03%)
Walmart, Senior Unsecured Notes, 6.875%, due 8/10/09	$100,000	$101,944	0.03%

Offices of Real Estate Agents and Brokers (0.40%)
Realogy Corporation, Senior Note, 10.5%, due 4/15/14	$1,965,000	550,986	0.16%
Realogy Corporation, Senior Subordinated Notes, 12.375%, due 4/15/15	$4,915,000	811,712	0.24%
Total Offices of Real Estate Agents and Brokers		1,362,698

Plastics Product Manufacturing (0.28%)
Pliant Corporation, Senior Secured 2nd Lien Notes, 11.125%, due 9/1/09 (3)	$13,477,000	950,802	0.28%

Securities and Commodity Contracts Intermediation and Brokerage (0.03%)
Goldman Sachs Group Inc. Senior Unsecured FRN, LIBOR + 0.09%, due 6/23/09	$100,000	98,720	0.03%

Tobacco Manufacturing ( 0.03%)
Philip Morris, Senior Unsecured Notes, 7.5%, due 7/16/09	$115,000	116,556	0.03%

Other Amusement and Recreation Industries (1.42%)
Bally Total Fitness Holdings, Inc., Senior Subordinated Notes, 14% Cash or 15.625% PIK, due 10/1/13
(Acquired 10/01/07, Amortized Cost $45,025,305) (3), (5)	$44,090,666	4,805,883	1.42%

Other Information Services (5.52%)
IRI Holdo (RW), LLC Note Receivable, 8%, due 2/12/11
(Acquired 10/31/08, Cost $18,336,377) (4), (5)	19,797,911	18,629,834	5.52%

Telecom Wireline (4.50%)
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 10% PIK, due 8/16/17
(Acquired 8/29/07, Amortized Cost $20,949,884) - (Netherlands) (4), (5), (9)	€15,156,885	15,172,610	4.50%

Total Other Corporate Debt Securities (Cost $127,743,558)		65,879,706

Total Debt Investments (Cost $316,027,449)		190,546,028

Equity Securities (32.86%)
Architectural, Engineering, and Related Services(5.02%)
ESP Holdings, Inc., Common Stock
(Acquired 9/12/07 Cost $9,311,782) (2), (3), (5), (6), (8)	88,670	12,421,754	3.68%
ESP Holdings, Inc., 15% PIK, Preferred Stock
(Acquired 9/12/07 Cost $4,502,521) (2), (4), (3), (5), (6)	40,618	4,502,399	1.34%
Total Architectural, Engineering, and Related Services		16,924,153

Data Processing, Hosting, and Related Services (1.28%)
Anacomp, Inc., Common Stock
(Acquired during 2002, 2003, 2005, and 2006, Cost $26,711,048) (2), (3), (5), (10)	1,253,969	4,326,193	1.28%

Depository Credit Intermediation (0.59%)
Doral Holdings, LP Interest
(Acquired 7/12/07, Cost $11,138,132) (3), (5)	11,138,132	1,982,800	0.59%

Industrial Machinery Manufacturing (0.06%)
GSI Group Inc. Common Shares
(Acquired 8/20/08, Amortized Cost $ 1,136,228) (3), (5)	216,987	206,138	0.06%

Nonferrous Metal (except Aluminum) Production and Processing (8.90%)
International Wire Group, Inc., Common Stock
(Acquired 10/20/04, Cost $29,012,690) (2), (4), (5), (6)	1,979,441	30,018,223	8.90%

Other Electrical Equipment and Component Manufacturing (11.73%)
EaglePicher Holdings, Inc., Common Stock
(Acquired 3/9/05, Cost $24,285,461) (2), (3), (4), (5), (6), (7)	1,312,720	39,571,944	11.73%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Continued) (Unaudited)
March 31, 2009

Showing Percentage of Total Cash and Investments of the Partnership

	Principal Amount	Fair	Percent of Cash
Investment	or Shares	Value	and Investments

Equity Securities (continued)
Other Information Services (0.31%)
IRI Holdco (RW), LLC Warrants to Purchase IRI Preferred Stock
(Acquired 10/31/08, Cost $1,170,407) (3), (4), (5)	4,063,913	$1,056,618	0.31%

Plastics Product Manufacturing (0.00%)
Pliant Corporation, Common Stock
(Acquired 7/18/06, Cost $177) (3), (5), (13)	422	-	0.00%
Pliant Corporation, 13% PIK, Preferred Stock (3)	5,570,318	-	0.00%
Total Plastics Product Manufacturing		-

Satellite Telecommunications (1.85%)
WildBlue Communications, Inc., Non-Voting Warrants
(Acquired 10/23/06, Cost $673,094) (3), (4), (5)	51,896	6,232,710	1.85%

Semiconductor and Other Electronic Component Manufacturing (0.00%)
Celerity, Inc., Common Stock
(Acquired 12/23/04, 9/8/05 and 2/1/06, Cost $12,135,924) (3), (5)	2,427,185	-	0.00%
Kinetics Holdings, LLC, Common Units
(Acquired 1/7/05, Cost $2,587,349) (3), (5)	3,384,000	1	0.00%
Total Semiconductor and Other Electronic Component Manufacturing		1

Support Activities for Air Transportation (0.07%)
Alabama Aircraft Industries, Inc., Common Stock
(Acquired 3/12/02, 3/13/02 and 12/11/02, Cost $3,550,121) (3), (5)	164,636	233,783	0.07%

Telecom Wireline (3.05%)
Interstate Fibernet, Inc., Common Stock
(Acquired 7/31/07 Cost $23,477,380) (2), (3), (5), (6), (12)	10,890,068	7,405,246	2.20%
NEF Kamchia Co-Investment Fund, LP Interest
(Acquired 7/31/07, Cost $3,367,227) – (Cayman Islands) (3), (4), (5), (9)	2,455,500	2,875,802	0.85%
Total Telecom Wireline		10,281,048

Total Equity Securities (Cost $154,598,322)		110,833,611

Total Investments (Cost $470,625,771) (11)		301,379,639

Cash and Cash Equivalents (10.65%)
Cash Denominated in Foreign Currencies (Cost $339,408)	€213,542	282,943	0.08%
Toyota Motor Credit Corp., Commercial Paper, 0.18%, due 4/01/09	$1,000,000	1,000,000	0.30%
Toyota Motor Credit Corp., Commercial Paper, 0.20%, due 4/06/09	$12,000,000	11,999,667	3.56%
US Treasury Bill, matures 5/14/09	$9,000,000	8,998,603	2.67%
Wells Fargo, Commercial Paper, 0.25%, due 4/1/09	$1,500,000	1,500,000	0.45%
Cash Held on Account at Various Institutions	$12,096,086	12,096,086	3.59%
Total Cash and Cash Equivalents		35,877,299

Total Cash and Investments		337,256,938	100.00%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Continued) (Unaudited)
March 31, 2009

Notes to Statement of Investments:

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)
Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer). Changes to investments in securities of affiliated issuers during the three months ended March 31, 2009 were as follows:

Security	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period

Anacomp, Inc., Common Stock	$4,971,987	$-	$-	$4,326,193
Anacomp, Inc., Promissory Note, LIBOR + 6.5% PIK, due 8/31/09	1,081,614	-	-	1,141,824
Anacomp, Inc., Senior Secured Subordinated Notes, 14% PIK,
due 3/12/13	7,259,224	-	-	7,198,113
EaglePicher Corporation, 1st Lien Tranche B Term Loan
LIBOR + 4.5%, due 12/31/12	6,946,821	-	-	7,079,144
EaglePicher Corporation, 2nd Lien Term Loan
LIBOR + 7.5%, due 12/31/13	5,862,500	-	(5,862,500)	-
EaglePicher Holdings, Inc., Common Stock	40,057,651	-	-	39,571,944
ESP Holdings, Inc., 1st Lien Revolver
LIBOR + 4.5%, due 06/30/09	79,263	-	(79,263)	-
ESP Holdings, Inc., 1st Lien Term Loan
LIBOR + 4.5%, due 6/30/09	1,244,052	-	(1,244,052)	-
ESP Holdings, Inc., 2nd Lien Term Loan
LIBOR + 10%, due 9/12/14	15,187,920	-	(15,187,920)	-
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory
Notes, 18% PIK, due 3/31/15	5,479,440	-	-	5,897,951
ESP Holdings, Inc., Common Stock	18,169,132	-	-	12,421,754
ESP Holdings, Inc., 15% PIK, Preferred Stock	5,283,853	-	-	4,502,399
International Wire Group, Inc., Common Stock	36,461,303	-	-	30,018,223
Interstate Fibernet, Inc., 1st Lien Term Loan,
LIBOR + 4%, due 7/31/13	8,189,645	-	-	6,919,154
Interstate Fibernet, Inc., 2nd Lien Senior Secured Note,
LIBOR + 7.5%, due 7/31/14	6,360,297	-	-	6,741,252
Interstate Fibernet, Inc., Common Stock	5,445,034	-	-	7,405,246

(3)	Non-income producing security.

(4)	Priced by an independent third party pricing service.

(5)	Restricted security.

(6)	Investment is not a controlling position.

(7)	The Partnership's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(8)	Priced by Investment Manager.

(9)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to US dollars.

(10)	Issuer is a controlled company.

(11)	Includes investments with an aggregate market value of $6,098,881 that have been segregated to collateralize certain unfunded commitments.

(12)	Priced using the closing price per Pink Sheets.

(13)
The Partnership may demand registration of the shares as part of a majority (by interest) of the holders of the registrable shares of the issuer, or in connection with an initial public offering by the issuer.

Aggregate purchases and aggregate sales of investments, other than Government securities, totaled $11,081,489and $28,592,539 respectively. Aggregate purchases includes investment assets received as payment in-kind. Aggregate sales includes principal paydowns on debt investments.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $470,625,771.  Net unrealized depreciation aggregated $169,282,087, of which $25,179,933 related to appreciated investment securities and $194,461,990 related to depreciated investment securities.

The total value of restricted securities and bank debt as of March 31, 2009 was $280,750,672, or 83.3% of total cash and investments of the Partnership.

Swaps at March 31, 2009 were as follows:

		Fair
Instrument	Notional Amount	Value

Euro/US Dollar Cross Currency Basis Swap, Pay Euros/Receive USD, Expires 5/16/14	$12,081,888	$(35,925)

On January 1, 2008, the Partnership adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), which defines fair value, expands disclosures about fair value measurements, and establishes a hierarchy that prioritizes the inputs used to measure fair value.  The level category in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety.  At March 31, 2009, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Aggregate Value
1	Quoted prices in active markets for identical assets	$206,138
2	Other observable market inputs*	44,634,113
3	Independent third-party pricing sources that employ significant unobservable inputs	239,082,590
3	Internal valuations with significant unobservable inputs	17,456,798

* E.g. quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the year ended March 31, 2009 were as follows:

	Independent Third Party Valuation	Investment Manager Valuation
Beginning balance	$268,078,662	$48,236,979
Net realized and unrealized gains (losses)	(17,175,999)	(6,452,829)
Net acquisitions and dispositions	(14,162,126)	0
Net transfers into (out of) category	2,342,053	(24,327,352)
Ending balance	$239,082,590	$17,456,798

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(13,045,727)	$(6,452,829)

Valuations of swaps at March 31, 2009 were determined as follows:

Level	Basis for Determining Fair Value	Aggregate Value
2	Other observable market inputs	$(35,925)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)       The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)      Not applicable.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Continuation Partners, LP

By:	/s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: May 29, 2009

By:	/s/ Paul L. Davis
Name: Paul L. Davis
Title: Chief Financial Officer
Date: May 29, 2009